Segment Information (Details) - Schedule of reportable segments and corporate - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 379,312	$ 337,440	$ 90,355
Prepaid expenses and other current assets	186,883	236,665	23,856
Deposits and other assets	1,169,329	718,951	191,836
Intangible assets	2,526,763	2,432,841
Goodwill	1,383,785	1,374,835
Inventory	429,754	106,403
All other assets	4,053,618	3,966,124	8,673,863
Total Assets	10,129,444	9,173,259	10,784,480
Accounts payable and accrued liabilities	4,899,108	3,730,540
Note payable, net of debt discount and issuance costs	1,895,248	1,342,664	1,221,539
Deferred revenue	262,583	234,159	88,637
All other Liabilities	4,572,738	177,644	1,390,420
Total Liabilities	11,629,677	5,485,007	5,339,284
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net			3,800
Prepaid expenses and other current assets	41,512	48,495	19,631
Deposits and other assets	976,744	626,529
Intangible assets
Goodwill
Inventory
All other assets
Total Assets	1,018,256	675,024	23,431
Accounts payable and accrued liabilities	36,730	9,693
Note payable, net of debt discount and issuance costs	464,626	313,979	55,928
Deferred revenue	161,112	161,112
All other Liabilities
Total Liabilities	662,468	484,784	62,149
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	9,433	2,884
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	1,652,151	1,637,924
Goodwill	34,089	25,139
Inventory	429,754	106,403
All other assets
Total Assets	2,125,427	1,772,350
Accounts payable and accrued liabilities	1,165,016	766,253
Note payable, net of debt discount and issuance costs	100,959
Deferred revenue		13,477
All other Liabilities
Total Liabilities	1,265,975	779,730
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	369,879	334,556	86,555
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	679,902	783,676
Goodwill	1,349,696	1,349,696
Inventory
All other assets
Total Assets	2,399,477	2,467,928	2,082,961
Accounts payable and accrued liabilities	78,333	6,232
Note payable, net of debt discount and issuance costs
Deferred revenue	101,471	59,570	88,637
All other Liabilities
Total Liabilities	179,804	65,802	172,601
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	145,371	188,170	4,225
Deposits and other assets	192,585	92,422
Intangible assets	194,710	11,241
Goodwill
Inventory
All other assets	4,053,618	3,966,124	8,673,863
Total Assets	4,586,284	4,257,957	8,678,088
Accounts payable and accrued liabilities	3,619,029	2,948,362
Note payable, net of debt discount and issuance costs	1,329,663	1,028,685	1,165,611
Deferred revenue
All other Liabilities	4,572,738	177,644	1,390,420
Total Liabilities	$ 9,521,430	$ 4,154,691	$ 5,104,534